Employee benefits and sharebased payments (Tables)	12 Months Ended
Jun. 30, 2026
Employee benefits and sharebased payments
Schedule of shares allocated to beneficiaries and not yet delivered
	06.30.2026	06.30.2025	06.30.2024
At the beginning	2,677,782	2,824,904	3,214,409
Additions	8,152,584	-	-
Distributed to beneficiaries	(824,065)	(147,122)	(389,505)
At the end	10,006,301	2,677,782	2,824,904